CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive income loss (Details)	1 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Parent Company Statements Of Operations And Comprehensive Loss
Revenues		¥ 45,559,591	$ 6,604,466	¥ 54,411,724
Cost of revenues		32,427,772	4,700,835	39,904,645
Gross profit		13,131,819	1,903,631	14,507,079
General and administrative expenses		26,212,540	3,799,855	47,314,621
Net recovery of credit losses		(7,141,708)	(1,035,285)	(5,671,285)
Loss from operations		15,070,214	2,184,628	37,340,966
Fair value changes of warrants liability	$ (5,340,000)	(20,097,665)	(2,913,423)	147,168,952
Other income (loss)		157,753	22,868	(13,630)
Net income (loss)		(29,872,691)	(4,330,445)	111,379,427
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustment		9,663,701	1,400,882	(4,636,991)
Comprehensive income (loss) attributable to Recon Technology, Ltd		(20,212,717)	(2,930,103)	106,720,519
RECON TECHNOLOGY LTD
Parent Company Statements Of Operations And Comprehensive Loss
General and administrative expenses		16,054,522	2,327,319	36,567,864
Net recovery of credit losses				1,916,515
Loss from operations		16,054,522	2,327,319	38,484,379
Fair value changes of warrants liability		(20,097,665)	(2,913,423)	147,168,952
Other income (loss)		3,716,168	538,708	2,584,170
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries		2,559,601	371,048	88,767
Net income (loss)		(29,876,418)	(4,330,985)	111,357,510
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs' subsidiaries		9,663,701	1,400,882	(4,636,991)
Comprehensive income (loss) attributable to Recon Technology, Ltd		¥ (20,212,717)	$ (2,930,103)	¥ 106,720,519